Property, Plant and Equipment - Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories (Detail)	12 Months Ended
Jun. 30, 2018
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical depreciation methodology	SL
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation rate	25 years
Buildings [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation rate	50 years
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical depreciation methodology	SL
Plant and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation rate	3 years
Plant and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation rate	30 years
Other mineral assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical depreciation methodology	UoP
Depreciation rate	Based on the rate of depletion of reserves
Capitalised exploration, evaluation and development expenditure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical depreciation methodology	UoP
Depreciation rate	Based on the rate of depletion of reserves